Income taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets
Accrued pension and severance costs	¥ 277,528	¥ 256,478
Accrued expenses and liabilities for quality assurances	601,108	664,950
Other accrued employees' compensation	118,961	121,024
Operating loss carryforwards for tax purposes	55,918	364,220
Allowance for doubtful accounts and credit losses	73,620	69,049
Property, plant and equipment and other assets	282,136	266,866
Other	268,040	338,744
Gross deferred tax assets	1,677,311	2,081,331
Less - Valuation allowance	(110,642)	(93,599)	¥ (93,814)	¥ (146,623)
Total deferred tax assets	1,566,669	1,987,732
Deferred tax liabilities
Unrealized gains on securities, net	(421,846)	(493,052)
Undistributed earnings of foreign subsidiaries	(24,808)	(25,972)
Undistributed earnings of affiliated companies accounted for by the equity method	(952,660)	(836,860)
Basis difference of acquired assets	(29,756)	(29,116)
Lease transactions	(739,911)	(946,128)
Other	(86,072)	(169,583)
Gross deferred tax liabilities	(2,255,053)	(2,500,711)
Net deferred tax liability	(688,384)	(512,979)
Deferred tax assets
Investments and other assets - Other	354,785	501,872
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,043,169)	(1,014,851)
Net deferred tax liability	¥ (688,384)	¥ (512,979)